SELECTED SUPPLEMENTARY STATEMENTS OF INCOME DATA (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Financial expenses:
Interest in respect of long-term loans		$ 53	$ 461
Interest in respect of short-term loans and bank fees	3,038	1,565	1,187
Interest in respect of loans to related parties	732	729	299
Changes in derivatives fair value	2,710		1,169
Foreign exchange transactions losses		6,107	177
Financial expenses	6,480	8,454	3,293
Financial income:
Changes in derivatives fair value		6,485
Income in respect of cash and cash equivalent and short-term bank deposits	403	655	520
Foreign exchange transactions gains	5,032
Financial income	5,435	7,140	520
Financial expenses, net	1,045	1,314	2,773
Numerator:
Net income attributable to controlling interest, as reported	78,439	63,344	39,632
Net income attributable to controlling interest	$ 78,439	$ 63,344	$ 39,632
Denominator:
Denominator for basic income per share	34,932,000	34,666,514	32,641,701
Effect of dilutive stock options granted	462,499	543,432	58,047
Denominator for diluted income per share	35,394,499	35,209,946	32,699,748
EPS
Basic earnings per share	$ 2.25	$ 1.83	$ 1.21
Diluted earnings per share	$ 2.22	$ 1.80	$ 1.21